Revenues and Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Revenues and Other Income
Schedule of revenue and other income

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Sales	3,197	6,998	372
Total revenues	3,197	6,998	372
CIR	4,166	4,293	4,791
Subsidies	16	—	—
Other	—	0	100
Total other income	4,182	4,293	4,891
Total revenues and other income	7,379	11,291	5,263